Stock-based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Options
Outstanding as of December 31, 2024 (in shares)	7,746,991	6,023,370
Exercised (in shares)	(37,987)	(3,810)
Granted (in shares)	1,749,000	3,805,465
Forfeited (in shares)	(3,037,128)	(2,078,034)
Outstanding as of June 30, 2025 (in shares)	6,420,876	7,746,991
Exercisable as of June 30, 2025 (in shares)	4,691,835	4,414,750
Weighted average exercise price
Outstanding as of December 31, 2024 (in USD per share)	$ 2.81	$ 3.94
Exercised (in USD per share)	0.11	0.99
Granted (in USD per share)	0.5	1.76
Forfeited (in USD per share)	2.1	4.17
Outstanding as of June 30, 2025 (in USD per share)	2.53	2.81
Exercisable as of June 30, 2025 (in USD per share)	$ 2.46	$ 2.44
Weighted average remaining contractual term (years)
Outstanding as of June 30, 2025	7 years	7 years 6 months
Exercisable as of June 30, 2025	6 years 3 months 18 days	6 years 4 months 24 days
Aggregate Intrinsic Value (in thousands)
Exercised	$ 14	$ 4
Outstanding as of June 30, 2025	43	59
Exercisable as of June 30, 2025	$ 43	$ 59